INVESTMENTS IN ASSOCIATES - Movements in Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [abstract]
At January 1	$ 835	$ 930
Share of loss of associates	(1)	(1)	$ (1)
Exchange difference	(29)	(94)
At December 31	$ 805	$ 835	$ 930